MANAGEMENT LIQUIDITY PLANS (Details Textual) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Going Concern And Management Liquidity Plans [Line Items]
Cash		$ 2,144,220		$ 1,687,257	$ 1,672,901
Working Capital Amount		2,421,945
Working Capital		1,577,353		913,741
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total		$ (1,069,147)	$ (3,775,711)	$ (5,474,454)	$ (5,801,600)
Proceeds from Issuance or Sale of Equity	$ 1,579,082